NON-CURRENT ASSETS (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2021
Non-current Assets
SCHEDULE OF PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	June 30, 2022	September 30, 2021

Oil and natural gas properties, at cost	$8,044,184	$7,954,807
Vehicle, at cost	63,918	-
Less: accumulated depletion and depreciation	(269,582)	(108,662)
Property and equipment, net	$7,838,520	$7,846,145

Property and equipment as of September 30, 2021 and 2020 consisted of the following:

	2021	2020

Oil and natural gas properties	$7,954,807	$3,803,800
Corporate assets	-	42,436
Property and equipment, at cost	7,954,807	3,846,236
Less: accumulated depreciation and depletion	(108,662)	(80,322)
Property and equipment, net	$7,846,145	$3,765,914

SCHEDULE OF RECOVERABLE AMOUNT

The recoverable amount of the disposal group as of September 30, 2020 is as follows.

Assets held for sale
Oil and gas properties	$2,924,465

Liabilities held for sale
Decommissioning liabilities	$1,801,221